Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year	Summary Compensation Table Total for PEO (1) ($)	Compensation Actually Paid to PEO (2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs (3) ($)	Average Compensation Actually Paid to Non-PEO NEOs (4) ($)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return (5) ($)	Net Loss (6) ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2025	A(53,333)/B(110,000)	A(53,333)/B(110,000)	69,585	69,585	64.17	3,418,578
2024	110,000	110,000	89,373	89,373	7.17	5,561,705
2023	110,000	110,000	81,151	81,151	40.32	7,723,257

Named Executive Officers, Footnote [Text Block]	For purposes of the tables below, the principal executive officer (“PEO”) and non-PEO named executive officers for 2025, 2024 and 2023 are the following:

Year	PEO	Non-PEO named executive officers
2025	Xiaohua Lu (PEO A) and Thanh Lam (PEO B)	Jeffery Chuang, Min Su, and Yizhou (Steven) Zhao
2024	Thanh Lam	Jeffery Chuang and Min Su
2023	Thanh Lam	Jeffery Chuang and Min Su

PEO Total Compensation Amount	[1]		$ 110,000	$ 110,000
PEO Actually Paid Compensation Amount	[2]		110,000	110,000
Non-PEO NEO Average Total Compensation Amount	[3]	$ 69,585	89,373	81,151
Non-PEO NEO Average Compensation Actually Paid Amount	[4]	$ 69,585	89,373	81,151
Compensation Actually Paid vs. Total Shareholder Return [Text Block]		COMPENSATION ACTUALLY PAID AND CUMULATIVE TSR
Compensation Actually Paid vs. Net Income [Text Block]		COMPENSATION ACTUALLY PAID AND NET INCOME
Compensation Actually Paid vs. Company Selected Measure [Text Block]		COMPENSATION ACTUALLY PAID AND STOCK PRICE PERFORMANCE
Total Shareholder Return Amount	[5]	$ 64.17	7.17	40.32
Net Income (Loss) Attributable to Parent	[6]	3,418,578	$ 5,561,705	$ 7,723,257
PEO Name			Thanh Lam	Thanh Lam
PEO A [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[1]	53,333
PEO Actually Paid Compensation Amount	[2]	$ 53,333
PEO Name		Xiaohua Lu
PEO B [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[1]	$ 110,000
PEO Actually Paid Compensation Amount	[2]	$ 110,000
PEO Name		Thanh Lam

[1]	The dollar amounts reported in column (b) are the amounts of total compensation reported for the PEO for each corresponding year in the “Total” column of the Summary Compensation Table. For fiscal year 2025, Thanh Lam served as our PEO from January 1, 2025 to April 21, 2025, and Xiaohua Lu served as our PEO from April 21, 2025 to December 31, 2025. As required by Item 402(v), the Pay-Versus-Performance Table presents Summary Compensation Table totals and Compensation Actually Paid for each PEO separately for fiscal year 2025.
[2]	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to the PEO, as computed in accordance with Item 402(v) of Regulation S-K. No adjustments were required to be made to the PEO’s total compensation for each year to determine the compensation actually paid pursuant to the requirements of Item 402(v) of Regulation S-K.
[3]	The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s non-PEO named executive officers as a group in the “Total” column of the Summary Compensation Table in each applicable year.
[4]	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the non-PEO named executive officers as a group, as computed in accordance with Item 402(v) of Regulation S-K. No adjustments were required to be made to average total compensation for the non-PEO named executive officers as a group for each year to determine the compensation actually paid pursuant to the requirements of Item 402(v) of Regulation S-K.
[5]	Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.
[6]	The dollar amounts reported represent the amount of net loss reflected in the Company’s audited financial statements for the applicable year.